Commitments and Contingent Liabilities (Tables)	12 Months Ended
Mar. 31, 2013
Schedule Of Minimum Rental Payments Required Under Operating Lease

The minimum rental payments required under non-cancelable operating lease that have lease terms in excess of one year as of March 31, 2013 are as follows:

Years ending March 31	Millions of Yen
2014	¥24,001
2015	19,530
2016	12,926
2017	7,601
2018	4,773
2019 and thereafter	11,128

Total	¥79,959